Consolidated Statements of Cash Flows (Parenthetical) - shares			9 Months Ended	12 Months Ended
	Oct. 20, 2020	Oct. 14, 2020	Sep. 26, 2020	Dec. 31, 2020	Dec. 31, 2019
Consolidated Statements of Cash Flows
Issuance of common stock (in shares)	21,666,653	21,666,653	758,694	758,694	3,548,568